Summary of Weighted Average Assumptions of Stock Options Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.80%	1.10%	1.00%
Volatility	111.00%	82.00%	69.00%
Expected term	5 years 7 months 17 days	5 years 8 months 23 days	6 years 1 month 28 days